UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 1999

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
                        [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Target Investors, Inc.
Address:      15 River Road; Suite 220
              Wilton, CT  06897

13F File Number:    28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:         Robert Zuccaro
Title:        President
Phone:        203-761-9600


   Robert Zuccaro        Wilton, Connecticut            October 28, 1999


Report Type  (check only one):

[  x  ]       13F Holdings Report

[      ] 13F Notice

[      ] 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


Name of                           Fair Mkt
Issuer             Class           Cuscip No.      Value (mm)        Shares

CTS                Common    126501105    $ 6.4            111,200

Comverse Tech Common    205862402       5.3           55,800

Triquent Semi      Common    89674K103       5.1           90,000

Applied Micro      Common    03822W109       5.1           90,000

SDL                Common    784076101       5.0                  65,000

Calpine       Common    131347106       4.9           58,000

Micrel             Common    594793101       4.8           110,000

Adobe              Common    00724F101       4.6           40,900

Mercury Interactive     Common    589378108       4.6           71,300

Checkpoint Software     Common    M22465104       4.6           54,000

Tiffany            Common    886547108       4.6           76,000

Sapient       Common    803062108       4.5           48,000

Profit Recovery    Common    743168106            4.5           100,000

Qlogic             Common    747277101       4.2           60,000



                        TOTAL      $  68.2       1,030,200
